Vanguard U.S. Liquidity Factor ETF
Supplement Dated November 29, 2022, to the Prospectus and Summary Prospectus Dated March 30, 2022
Liquidation of Vanguard U.S. Liquidity Factor ETF (the ETF)

On September 22, 2022, the board of trustees for the ETF approved a proposal to liquidate and dissolve the ETF. Effective as of the close of business on November 28, 2022, the liquidation of the ETF is complete.

In connection with the liquidation, shareholders may receive proceeds that are taxable. Any liquidation proceeds paid to shareholders should generally be treated as received in exchange for their shares and will therefore generally give rise to a capital gain or loss depending on their basis in the shares. Shareholders should consult their own tax advisors about any tax liability resulting from the receipt of liquidation proceeds.

Any references to the ETF in this Prospectus are hereby deleted.

© 2022 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 4419C 112022

Vanguard Wellington™ Fund

Supplement Dated November 29, 2022, to the Statement of Additional Information Dated March 30, 2022
Liquidation of Vanguard U.S. Liquidity Factor ETF (the ETF)

On September 22, 2022, the board of trustees for the ETF approved a proposal to liquidate and dissolve the ETF. Effective as of the close of business on November 28, 2022, the liquidation of the ETF is complete.

In connection with the liquidation, shareholders may receive proceeds that are taxable. Any liquidation proceeds paid to shareholders should generally be treated as received in exchange for their shares and will therefore generally give rise to a capital gain or loss depending on their basis in the shares. Shareholders should consult their own tax advisors about any tax liability resulting from the receipt of liquidation proceeds.

Any references to the ETF in this Statement of Additional Information are hereby deleted.
© 2022 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 021M 112022